Related Party Transactions	12 Months Ended
Mar. 31, 2021
Related party transactions [abstract]
Related Party Transactions
Balances due to related parties	March 31, 2021	March 31, 2020
Bookskipper Accounting & Tax Services	$1,050	$-
Hunter Dickinson Services Inc.	614,352	507,232
Robert Dickinson (interest payable)	174,816	79,726
United Mineral Services Ltd.	5,021	5,021
Total	$795,239	$591,979

(a)	Transactions with key management personnel

Key management personnel (“KMP”) are those persons that have the authority and responsibility for planning, directing, and controlling the activities of the Company, directly and indirectly, and by definition include all the directors of the Company.

Note 9 includes the details of loans with a director of the Company and a private company wholly-owned by a director of the Company. Note 7(b) and 7(c) includes the details of the acquisition of mineral property interests from a private company wholly-owned by a director of the Company.

During the year ended March 31, 2021 and 2020, the Company’s President, Chief Executive Officer and Director; and Corporate Secretary provided services to the Company under a service agreement with Hunter Dickinson Services Inc. (“HDSI”) (note 11(b)).

During the year ended March 31, 2021, the Company incurred a $10,000 (March 31, 2020 - $nil) fee for the services provided by the Chief Financial Officer.

There were no other transactions with KMP during the year ended March 31, 2021 and 2020.

(b)	Hunter Dickinson Services Inc.

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary HDSI are private companies established by a group of mining professionals. HDSI provides services under contracts for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. Amarc acquires services from a number of related and arms-length contractors, and itis at Amarc’s discretion that HDSI providescertain contract services.

The Company has one director in common with HDSI, namely Robert Dickinson. Also, the Company’s Chief Executive Officer, President and Director, and Corporate Secretary are employees of HDSI and work for the Company under an employee secondment arrangement between the Company and HDSI.

Pursuant to an agreement dated July 2, 2010, HDSI provides certain technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company, on a non-exclusive basis as needed and as requested by the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts. The Company benefits from the economies of scale created by HDSI which itself serves several clients both within and external to the exploration and mining sector.

The Company is not obligated to acquire any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time isa function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged by the Company.

HDSI also incurs third-party costs on behalf of the Company. Such third party costs include, for example, directors and officers insurance, travel, conferences, and communication services. Third-party costs are billed at cost, without markup.

There are no ongoing contractual or other commitments resulting from the Company's transactions with HDSI, other than thepayment for services already rendered and billed. The agreement may be terminated upon 60 days' notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting period:

Transactions with HDSI	For the years ended March 31,
(rounded to the nearest thousand CAD)	2021	2020	2019
Services received from HDSI and as requested by the Company	$914,000	$1,272,000	$1,620,000
Information technology – infrastructure and support services	60,000	60,000	60,000
Reimbursement, at cost, of third-party expenses incurred by HDSI on behalf of the Company	79,000	104,000	63,000
Total	$1,053,000	$1,436,000	$1,745,000

(c)	United Mineral Services Ltd.

United Mineral Services Ltd. (“UMS”) is a private company wholly-owned by one of the directors of the Company. UMS is engaged in the acquisition and exploration of mineral property interests.

During the year ended March 31, 2021, UMS reimbursed the Company an aggregate of $139,160 for additional cost related to exploration programs on its operated properties described at note 7(d). The following is a summary of transactions with UMS that occurred during the reporting period:

Transactions with UMS	For the years ended March 31,
(rounded to the nearest thousand CAD)	2021	2020	2019
Services received from UMS and as requested by the Company	$-	$813	$36,000
Interest andfinance charges	-	616	–
Reimbursement of third-party expenses incurred by UMS on behalf of the Company	138,009	8,442	19,000
Total	$138,009	$9,871	$55,000